Consolidated Statement of Cash Flows - USD ($) $ in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Income before taxation for the period		$ (23,907)	$ 623	$ 4,917	$ (23,284)	$ 14,323
Adjustment for:
- Interest expense (net)		889	897	1,030	1,786	1,926
- Depreciation, depletion and amortisation		28,089	7,093	6,699	35,182	12,649
- Exploration well write-offs		518	83	202	601	321
- Net (gains)/losses on sale and revaluation of non-current assets and businesses		(128)	106	(379)	(21)	(444)
- Share of (profit)/loss of joint ventures and associates		161	(854)	(632)	(693)	(2,116)
- Dividends received from joint ventures and associates		610	531	1,217	1,141	1,961
- (Increase)/decrease in inventories		(3,713)	9,594	(61)	5,881	(2,902)
- (Increase)/decrease in current receivables		3,959	6,314	308	10,273	(1,117)
- Increase/(decrease) in current payables		(4,226)	(8,430)	321	(12,655)	1,104
- Derivative financial instruments		837	(171)	(480)	665	(1,589)
- Retirement benefits		293	(91)	30	203	52
- Decommissioning and other provisions		392	(102)	8	290	(294)
- Other		(480)	579	(39)	98	(13)
Tax paid		(730)	(1,321)	(2,110)	(2,051)	(4,199)
Cash flow from operating activities		2,563	14,851	11,031	17,415	19,661
Capital expenditure		(3,436)	(4,263)	(5,150)	(7,699)	(10,272)
Investments in joint ventures and associates		(161)	(559)	(160)	(720)	(601)
Investments in equity securities		(20)	(147)	(26)	(167)	(65)
Proceeds from sale of property, plant and equipment and businesses		211	1,613	644	1,824	822
Proceeds from sale of joint ventures and associates		423	547	102	970	646
Proceeds from sale of equity securities		62	73	17	135	288
Interest received		118	192	220	310	457
Other investing cash inflows		1,174	855	592	2,029	1,272
Other investing cash outflows		(691)	(1,028)	(404)	(1,719)	(1,335)
Cash flow from investing activities		(2,320)	(2,718)	(4,166)	(5,039)	(8,788)
Net increase/(decrease) in debt with maturity period within three months		90	321	145	412	55
Other debt:
- New borrowings		15,238	1,003	180	16,241	320
- Repayments		(7,113)	(2,723)	(2,848)	(9,836)	(4,381)
Interest paid		(1,088)	(1,033)	(1,214)	(2,121)	(2,329)
Derivative financial instruments		324	(81)	45	243	0
Change in non-controlling interest		(32)	(8)	0	(40)	(2)
Cash dividends paid to:
– Royal Dutch Shell plc shareholders	[1]	(1,397)	(3,483)	(3,825)	(4,880)	(7,700)
– Non-controlling interest		(68)	(110)	(203)	(178)	(271)
Repurchases of shares		(216)	(1,486)	(2,142)	(1,702)	(4,396)
Shares held in trust: net sales/(purchases) and dividends received		(18)	(182)	(7)	(199)	(463)
Cash flow from financing activities		5,721	(7,781)	(9,868)	(2,060)	(19,168)
Currency translation differences relating to cash and cash equivalents		164	(595)	4	(431)	24
Increase/(decrease) in cash and cash equivalents		6,128	3,756	(3,000)	9,884	(8,271)
Cash and cash equivalents at beginning of period		21,811	18,055	21,470	18,055	26,741
Cash and cash equivalents at end of period		$ 27,939	$ 21,811	$ 18,470	$ 27,939	$ 18,470

[1]	Cash dividends paid represents the payment of net dividends (after deduction of withholding taxes where applicable) and payment of withholding taxes on dividends paid in the previous quarter. Cash dividends paid during the second quarter 2020 is the total of the net dividend paid relating to the first quarter 2020 gross dividend and withholding taxes paid in relation to the fourth quarter 2019 gross dividend.